    As filed with the Securities and Exchange Commission on May 31, 2001.

                                                      REGISTRATION NO. 333-
                                       INVESTMENT COMPANY ACT FILE NO. 811-07154


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-14

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933       [X]

                           PRE-EFFECTIVE AMENDMENT N0.         [ ]

                         POST-EFFECTIVE AMENDMENT NO. _        [ ]
                                    AND/OR
                       REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940        [ ]

                        (CHECK APPROPRIATE BOX OR BOXES)

                               ------------------

                           COHEN & STEERS TOTAL RETURN
                               REALTY FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               ------------------

                                 (212) 832-3232
                        (AREA CODE AND TELEPHONE NUMBER)

                                757 THIRD AVENUE
                               NEW YORK, NY 10017
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                               ------------------

                                ROBERT H. STEERS
                 COHEN & STEERS TOTAL RETURN REALTY FUND, INC.
                                757 THIRD AVENUE
                               NEW YORK, NY 10017
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               ------------------

                                   COPIES TO:

   LAWRENCE B. STOLLER, ESQ.                        SARAH E. COGAN, ESQ.
        COHEN & STEERS                           SIMPSON THACHER & BARTLETT
    CAPITAL MANAGEMENT, INC.                        425 LEXINGTON AVENUE
       757 THIRD AVENUE                            NEW YORK, NY 10017-3954
      NEW YORK, NY 10017

                               ------------------

         Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

[X]      This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933, as amended ("Securities Act") and the Securities Act registration statement for the same offering is No. 333-56510.

         If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                      PROPOSED
                                                      MAXIMUM            PROPOSED MAXIMUM
   TITLE OF SECURITIES             AMOUNT BEING    OFFERING PRICE           AGGREGATE             AMOUNT OF
   BEING REGISTERED(1)             REGISTERED(1)    PER SHARE(1)        OFFERING PRICE(1)     REGISTRATION FEE
   --------------------            -------------    -------------       -----------------     ----------------
Common Shares, $.001 par value.      150,000           $13.41              $2,011,500                $503

(1) Estimated solely for the purpose of calculating the registration fee.

NOTE: This Registration Statement is being filed by the Registrant pursuant to Rule 462(b) promulgated under the Securities Act of 1933, as amended. The Registrant hereby incorporates by reference into this Registration Statement the contents of the Registrant's Registration Statement on Form N-14 and all amendments thereto (File No. 333-56510) declared effective on April 10, 2001 by the Securities and Exchange Commission (the "Commission") including each of the documents filed by the Registrant with the Commission therein.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 31st day of May, 2001.


                                   COHEN & STEERS TOTAL RETURN REALTY FUND,
                                   INC.
                                   Registrant

                                   By:         /s/ ROBERT H. STEERS
                                      ......................................
                                                  ROBERT H. STEERS
                                                CHAIRMAN & SECRETARY


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


   SIGNATURE                                  TITLE                                 DATE
   ---------                                  -----                                 -----
  /s/ MARTIN COHEN*               President, Treasurer and Director             May 31, 2001
 .............................
   (MARTIN COHEN)

/s/ ROBERT H. STEERS*             Director, Chairman and Secretary              May 31, 2001
 .............................
 (ROBERT  H. STEERS)

/s/ GREGORY C. CLARK*                           Director                        May 31, 2001
 .............................
  (GREGORY C.CLARK)

/s/ GEORGE GROSSMAN*                            Director                        May 31, 2001
 .............................
   (GEORGE GROSSMAN)

/s/ WILLARD H. SMITH JR.*                       Director                        May 31, 2001
 .............................
 (WILLARD H. SMITH JR.)

*By: Power-of-Attorney

/s/ LAWRENCE B. STOLLER                    Attorney-in-Fact                     May 31, 2001
 .............................
 (LAWRENCE B.STOLLER)

                                 EXHIBIT INDEX

EXHIBITS          DESCRIPTION
--------          ----------

   (5)(a)          Opinion of Simpson Thacher & Bartlett.
      (b)          Opinion of Venable, Baetjer and Howard, LLP.
  (12)             Tax Opinion of Simpson Thacher & Bartlett.
  (14)             Consent of PricewaterhouseCoopers
